SCHEDULE OF SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
JE Cleantech International Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:NameOftheCompany]	JE Cleantech International Ltd
Entity Incorporation, Date of Incorporation	Apr. 09, 2018
[custom:PlaceOfIncorporation]	The British Virgin Islands
[custom:PrincipalActivities]	Investment holding
Ownership percentage	100.00%	100.00%
JCS- Echigo Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:NameOftheCompany]	JCS- Echigo Pte. Ltd.
Entity Incorporation, Date of Incorporation	Nov. 25, 1999
[custom:PlaceOfIncorporation]	Singapore
[custom:PrincipalActivities]	Manufacturing, selling and servicing of cleaning systems, component and parts
Ownership percentage	100.00%	100.00%
Hygieia Warewashing Ptd. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:NameOftheCompany]	Hygieia Warewashing Ptd. Ltd.
Entity Incorporation, Date of Incorporation	Dec. 29, 2010
[custom:PlaceOfIncorporation]	Singapore
[custom:PrincipalActivities]	Provision of centralized dishware washing services and leasing of dishware washing equipment
Ownership percentage	100.00%	100.00%
Evoluxe Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:NameOftheCompany]	Evoluxe Pte. Ltd
Entity Incorporation, Date of Incorporation	May 06, 2016
[custom:PlaceOfIncorporation]	Singapore
[custom:PrincipalActivities]	Dormant
Ownership percentage	100.00%	100.00%
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:NameOftheCompany]	JE Cleantech Holdings Limited
Entity Incorporation, Date of Incorporation	Jan. 29, 2019
[custom:PlaceOfIncorporation]	Cayman Islands
[custom:PrincipalActivities]	Investment holding